United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/19

Date of Reporting Period: 08/31/19

Item 1.	Reports to Stockholders

Annual Shareholder Report
August 31, 2019
Share Class | Ticker	Institutional* | FEUNX	Service* | FEUGX
*Effective at the close of business on August 2, 2019, the existing Institutional Shares were re-designated as new Service Shares, the existing Service Shares were converted into the newly re-designated Service Shares, and a new Institutional Share class was created. References herein refer to the new class designations unless otherwise noted.

Federated Adjustable Rate Securities Fund
Fund Established 1985

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Adjustable Rate Securities Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2018 through August 31, 2019. This report includes Management's Discussion of Fund Performance a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Adjustable Rate Securities Fund (the “Fund”), based on net asset value for the 12-month reporting period ended August 31, 2019, was 2.63% for the Institutional Shares1 and 2.61% for the Service Shares. The 2.61% total return of the Service Shares consisted of 2.30% in taxable dividends and 0.31% of price appreciation in the net asset value of the shares. The ICE BofAML 1-Year US Treasury Note Index (BAML1T),2 the Fund's broad-based securities market index benchmark, returned 3.07% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BAML1T.
During the reporting period, the Fund's investment strategy focused on sector allocation among agency adjustable- and fixed-rate pass-through securities. This was the most significant factor affecting the Fund's performance relative to the BAML1T.
The following discussion will focus on the performance of the Fund's Service Shares.
MARKET OVERVIEw
Slower economic growth—most notably in Europe and Asia—led to a series of monetary policy easings for central banks across the globe. The Federal Open Market Committee (FOMC) transitioned policy from tightening in the first half of the reporting period to easing in the latter half. While economic growth was solid, and the unemployment rate remained historically low, uncertainties surrounding potential spillover effects from global growth and softer business capital investment led the FOMC to ease policy. During the reporting period, the federal funds rate was raised twice by a total of 50 basis points, then subsequently reduced 25 basis points to a range of 2% to 2.25%.
U.S. Treasury yields fell across the maturity spectrum in response to growth concerns and strong demand for the safety, security and relatively higher U.S. yields. U.S. Treasury security demand was strong in light of uncertainties attributed to economic growth and the trade war with China. Additionally, U.S. Treasury yields were attractive on a relative yield basis as government bond yields in many European and Asian countries were significantly lower. Investor demand drove bond yields significantly lower over the reporting period.
Annual Shareholder Report

Lower market yields, along with a flatter yield curve (as defined by the yield differential between 2- and 10-year yields), increased the economic incentive for adjustable-rate mortgage borrowers to refinance. The 30-year mortgage rate fell in concert with U.S. Treasury yields, declining 94 basis points to 3.58% at period-end. The MBA Refinance Index increased 150% during the reporting period as a result, limiting mortgage security price appreciation due to greater prepayment risk. During the reporting period, the 2-year and 10-year U.S. Treasury yields decreased 112 and 136 basis points, respectively, to each yield 1.50%.3
SECTOR ALLOCATION
As stated in the Fund's prospectus, under normal circumstances, at least 80% of portfolio assets must be invested in adjustable-rate securities, including adjustable-rate mortgage (ARM) pass-throughs and monthly adjustable collateralized mortgage obligations.4 The Fund utilizes these sectors to pursue its investment objective of current income consistent with minimal volatility of principal. Significantly lower U.S. Treasury yields and a flatter yield curve, which increased mortgage prepayment risk, limited capital appreciation for the ARM sector. While the portfolio produced greater income relative to the benchmark index, price appreciation trailed the Treasury benchmark in the declining rate environment. Overall, sector allocation acted as a drag on Fund performance.
1	The Fund's new Institutional Shares (IS) commenced operations on August 5, 2019. For the period prior to the commencement of operations of the Fund's new IS, the performance information shown is for the Fund's re-designated Service Shares, the Fund's previously existing Institutional Shares.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BAML1T.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Adjustable Rate Securities Fund (the “Fund”) from August 31, 2009 to August 31, 2019, compared to the ICE BofAML 1-Year US Treasury Note Index (BAML1T).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of August 31, 2019
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Periods Ended 8/31/2019
Share Class*	1 Year	5 Years	10 Years
Institutional Shares[3]	2.63%	0.84%	0.93%
Service Shares[4]	2.61%	0.84%	0.93%
BAML1T	3.07%	1.10%	0.78%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	Effective at the close of business on August 2, 2019, the existing Institutional Shares were redesignated as new Service Shares, the existing Service Shares were converted into the newly re-designated Service Shares, and a new Institutional Share class was created. References herein refer to the new class designations unless otherwise noted.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BAML1T is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The BAML1T is not adjusted to reflect expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's new Institutional Shares (IS) commenced operations on August 5, 2019. For the period prior to the commencement of the Fund's new IS, the performance information shown is for the Fund's re-designated Service Shares, the Fund's previously existing Institutional Shares. The performance of the Fund's new IS has not been adjusted since the new IS has a lower expense ratio than the Fund's previously existing Institutional Shares.
4	The Fund's re-designated Service Shares commenced operations on August 5, 2019. For the period prior to the commencement of the re-designated Service Shares, the performance information shown is for the Fund's previously existing Institutional Shares. Prior to August 5, 2019, the performance of the re-designated Service Shares has not been adjusted since the re-designated Service Shares have a lower expense ratio than the Fund's previously existing Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2019, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Adjustable Rate Mortgage Securities (ARMS)	43.8%
Collateralized Mortgage Obligations	34.5%
U.S. Government Agency Mortgage-Backed Securities	10.3%
U.S. Treasuries	7.7%
U.S. Government Agency Commercial Mortgage-Backed Securities	0.8%
Asset-Backed Security	0.5%
Cash Equivalents[2]	1.9%
Other Assets and Liabilities—Net[3]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
August 31, 2019
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—43.8%
		Federal Home Loan Mortgage Corporation ARM—15.2%
$2,994,955		4.205%, 7/1/2034	$3,100,105
1,666,877		4.310%, 7/1/2038	1,733,847
285,411		4.495%, 2/1/2036	298,805
1,880,017		4.557%, 7/1/2036	1,973,760
942,840		4.606%, 5/1/2035	989,853
1,701,030		4.652%, 10/1/2033	1,783,706
1,440,438		4.689%, 11/1/2034	1,512,263
1,194,945		4.724%, 8/1/2035	1,254,528
1,034,016		4.725%, 12/1/2034	1,085,575
1,025,614		4.754%, 4/1/2034	1,076,754
1,146,850		4.782%, 4/1/2037	1,204,036
1,881,416		4.819%, 7/1/2035	1,975,230
1,783,915		4.980%, 2/1/2035	1,866,947
		TOTAL	19,855,409
		Federal National Mortgage Association ARM—28.4%
1,360,824		4.019%, 10/1/2034	1,402,283
526,102		4.101%, 9/1/2033	538,255
468,135		4.124%, 10/1/2037	485,613
254,043		4.185%, 7/1/2036	263,244
289,563		4.189%, 7/1/2035	299,205
1,362,000		4.190%, 5/1/2039	1,420,054
1,145,388		4.212%, 8/1/2034	1,180,745
748,389		4.223%, 6/1/2034	764,713
106,658		4.237%, 5/1/2038	110,943
762,021		4.392%, 7/1/2039	800,017
511,595		4.394%, 5/1/2035	532,374
261,296		4.434%, 10/1/2035	273,591
187,540		4.438%, 11/1/2035	194,573
3,078,080		4.446%, 8/1/2039	3,197,048
167,927		4.459%, 5/1/2035	175,447
437,697		4.490%, 7/1/2035	459,522
495,604		4.498%, 1/1/2035	517,137
898,313		4.509%, 7/1/2035	943,106
52,007		4.513%, 4/1/2034	54,446
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$81,423		4.531%, 2/1/2036	$85,236
825,721		4.580%, 12/1/2034	866,123
80,300		4.595%, 10/1/2033	82,007
182,796		4.597%, 12/1/2034	190,674
622,342		4.612%, 7/1/2034	653,374
1,632,065		4.636%, 5/1/2036	1,713,444
636,419		4.643%, 5/1/2035	668,152
712,177		4.648%, 7/1/2035	747,689
353,259		4.670%, 6/1/2033	370,873
500,631		4.671%, 10/1/2035	525,594
659,516		4.682%, 1/1/2035	692,402
359,278		4.690%, 11/1/2040	377,192
1,900,132		4.692%, 7/1/2034	1,994,878
2,365,460		4.719%, 5/1/2035	2,478,988
695,695		4.720%, 10/1/2037	730,384
1,397,634		4.761%, 10/1/2035	1,467,324
1,120,836		4.772%, 7/1/2035	1,176,725
226,824		4.810%, 2/1/2036	236,843
130,160		4.810%, 5/1/2036	136,650
199,032		4.826%, 6/1/2035	208,956
1,325,754		4.829%, 1/1/2040	1,391,860
764,899		4.835%, 11/1/2039	803,039
289,616		4.840%, 12/1/2033	304,057
3,803,997		4.886%, 8/1/2035	3,986,119
1,336,462		4.925%, 2/1/2042	1,403,102
68,893		5.215%, 7/1/2027	72,329
		TOTAL	36,976,330
		Government National Mortgage Association ARM—0.2%
30,951		3.750%, 7/20/2023	31,266
35,332		3.750%, 9/20/2023	35,705
23,028		3.875%, 5/20/2029	23,626
40,126		4.000%, 1/20/2022	40,525
42,241		4.000%, 2/20/2023	42,793
40,921		4.000%, 3/20/2023	41,459
11,575		4.000%, 1/20/2030	11,854
27,606		4.125%, 11/20/2023	27,982
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Government National Mortgage Association ARM—continued
$32,610		4.125%, 10/20/2029	$33,408
		TOTAL	288,618
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $56,989,661)	57,120,357
	[1]	ASSET-BACKED SECURITY—0.5%
		Other—0.5%
694,318		Sofi Professional Loan Program LLC, Class A1, 3.895% (1-month USLIBOR +1.750%), 8/25/2036 (IDENTIFIED COST $688,084)	707,333
		COLLATERALIZED MORTGAGE OBLIGATIONS—34.5%
	[1]	Federal Home Loan Mortgage Corporation—8.7%
211,659		REMIC, Series 2380, Class FL, 2.795% (1-month USLIBOR +0.600%), 11/15/2031	213,307
212,298		REMIC, Series 2434, Class FA, 3.195% (1-month USLIBOR +1.000%), 3/15/2032	216,305
84,039		REMIC, Series 2448, Class FA, 3.195% (1-month USLIBOR +1.000%), 1/15/2032	85,598
88,916		REMIC, Series 2452, Class FC, 3.195% (1-month USLIBOR +1.000%), 1/15/2032	90,565
261,684		REMIC, Series 2459, Class FP, 3.195% (1-month USLIBOR +1.000%), 6/15/2032	266,564
66,722		REMIC, Series 2470, Class EF, 3.195% (1-month USLIBOR +1.000%), 3/15/2032	67,981
304,121		REMIC, Series 2475, Class F, 3.195% (1-month USLIBOR +1.000%), 2/15/2032	309,826
238,183		REMIC, Series 2475, Class FD, 2.745% (1-month USLIBOR +0.550%), 6/15/2031	239,864
191,752		REMIC, Series 2480, Class NF, 3.195% (1-month USLIBOR +1.000%), 1/15/2032	195,317
65,699		REMIC, Series 2498, Class AF, 3.195% (1-month USLIBOR +1.000%), 3/15/2032	66,939
241,294		REMIC, Series 3085, Class UF, 2.645% (1-month USLIBOR +0.450%), 12/15/2035	242,302
564,963		REMIC, Series 3156, Class HF, 2.680% (1-month USLIBOR +0.485%), 8/15/2035	567,745
193,062		REMIC, Series 3213, Class GF, 2.625% (1-month USLIBOR +0.430%), 9/15/2036	193,618
1,083,766		REMIC, Series 3284, Class AF, 2.505% (1-month USLIBOR +0.310%), 3/15/2037	1,082,014
4,927,340		REMIC, Series 3284, Class BF, 2.495% (1-month USLIBOR +0.300%), 3/15/2037	4,938,211
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$608,079		REMIC, Series 3380, Class FP, 2.545% (1-month USLIBOR +0.350%), 11/15/2036	$607,387
637,037		REMIC, Series 3550, Class GF, 2.945% (1-month USLIBOR +0.750%), 7/15/2039	646,500
887,903		REMIC, Series 3556, Class FA, 3.105% (1-month USLIBOR +0.910%), 7/15/2037	900,435
372,434		REMIC, Series 3593, Class CF, 2.795% (1-month USLIBOR +0.600%), 2/15/2036	374,932
		TOTAL	11,305,410
		Federal National Mortgage Association—23.8%
37,714		REMIC, Series 1995-17, Class B, 4.214%, 2/25/2025	38,046
239,852	[1]	REMIC, Series 2001-32, Class FA, 2.695% (1-month USLIBOR +0.550%), 7/25/2031	241,362
88,055	[1]	REMIC, Series 2001-57, Class FA, 2.595% (1-month USLIBOR +0.450%), 6/25/2031	88,227
70,686	[1]	REMIC, Series 2001-62, Class FC, 2.795% (1-month USLIBOR +0.650%), 11/25/2031	71,432
92,869	[1]	REMIC, Series 2001-71, Class FS, 2.745% (1-month USLIBOR +0.600%), 11/25/2031	93,725
186,638	[1]	REMIC, Series 2002-52, Class FG, 2.645% (1-month USLIBOR +0.500%), 9/25/2032	187,869
514,590	[1]	REMIC, Series 2002-58, Class FG, 3.145% (1-month USLIBOR +1.000%), 8/25/2032	524,609
83,621	[1]	REMIC, Series 2002-60, Class FH, 3.145% (1-month USLIBOR +1.000%), 8/25/2032	85,249
343,508	[1]	REMIC, Series 2002-7, Class FG, 3.045% (1-month USLIBOR +0.900%), 1/25/2032	348,354
166,430	[1]	REMIC, Series 2002-77, Class FA, 3.182% (1-month USLIBOR +1.000%), 12/18/2032	169,656
68,833	[1]	REMIC, Series 2002-77, Class FG, 2.732% (1-month USLIBOR +0.550%), 12/18/2032	69,394
149,544	[1]	REMIC, Series 2002-8, Class FA, 2.932% (1-month USLIBOR +0.750%), 3/18/2032	151,665
210,991	[1]	REMIC, Series 2005-67, Class FM, 2.495% (1-month USLIBOR +0.350%), 8/25/2035	210,790
950,179	[1]	REMIC, Series 2006-103, Class FB, 2.545% (1-month USLIBOR +0.400%), 10/25/2036	955,728
259,820	[1]	REMIC, Series 2006-11, Class FB, 2.445% (1-month USLIBOR +0.300%), 3/25/2036	259,720
966,473	[1]	REMIC, Series 2006-65, Class DF, 2.495% (1-month USLIBOR +0.350%), 7/25/2036	966,363
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$355,737	[1]	REMIC, Series 2006-76, Class QF, 2.545% (1-month USLIBOR +0.400%), 8/25/2036	$355,469
3,363,213	[1]	REMIC, Series 2006-W1, Class 2AF1, 2.365% (1-month USLIBOR +0.220%), 2/25/2046	3,336,592
106,952	[1]	REMIC, Series 2007-102, Class FA, 2.715% (1-month USLIBOR +0.570%), 11/25/2037	107,459
284,656	[1]	REMIC, Series 2007-20, Class F, 2.405% (1-month USLIBOR +0.260%), 3/25/2037	284,053
2,225,723	[1]	REMIC, Series 2007-71, Class WF, 2.595% (1-month USLIBOR +0.450%), 7/25/2037	2,233,372
391,503	[1]	REMIC, Series 2007-88, Class FW, 2.695% (1-month USLIBOR +0.550%), 9/25/2037	391,798
539,681	[1]	REMIC, Series 2008-69, Class FB, 3.145% (1-month USLIBOR +1.000%), 6/25/2037	553,598
96,776	[1]	REMIC, Series 2008-75, Class DF, 3.395% (1-month USLIBOR +1.250%), 9/25/2038	99,174
2,392,739	[1]	REMIC, Series 2009-106, Class FN, 2.895% (1-month USLIBOR +0.750%), 1/25/2040	2,428,292
834,750	[1]	REMIC, Series 2009-78, Class UF, 2.915% (1-month USLIBOR +0.770%), 10/25/2039	847,683
1,474,804	[1]	REMIC, Series 2009-87, Class FX, 2.895% (1-month USLIBOR +0.750%), 11/25/2039	1,494,966
1,692,420	[1]	REMIC, Series 2009-87, Class HF, 2.995% (1-month USLIBOR +0.850%), 11/25/2039	1,724,200
772,474	[1]	REMIC, Series 2010-39, Class EF, 2.665% (1-month USLIBOR +0.520%), 6/25/2037	776,862
4,776,432	[1]	REMIC, Series 2010-68, Class BF, 2.645% (1-month USLIBOR +0.500%), 7/25/2040	4,804,855
3,214,473	[1]	REMIC, Series 2011-4, Class PF, 2.695% (1-month USLIBOR +0.550%), 2/25/2041	3,238,209
3,922,192	[1]	REMIC, Series 2012-130, Class DF, 2.545% (1-month USLIBOR +0.400%), 12/25/2042	3,907,197
		TOTAL	31,045,968
	[1]	Government National Mortgage Association—0.7%
871,158		REMIC, Series 2012-42, Class HF, 2.542% (1-month USLIBOR +0.370%), 3/20/2042	868,098
		Non-Agency Mortgage-Backed Securities—1.3%
1,766,023		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	1,743,041
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $44,667,083)	44,962,517
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.8%
		Agency Commercial Mortgage-Backed Securities—0.8%
$89,708		FHLMC REMIC, Series KF03, Class A, 2.564% (1-month USLIBOR +0.340%), 1/25/2021	$89,688
1,023,170		FHLMC REMIC, Series KS02, Class A, 2.604% (1-month USLIBOR +0.380%), 8/25/2023	1,022,780
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,112,878)	1,112,468
		MORTGAGE-BACKED SECURITIES—10.3%
		Federal Home Loan Mortgage Corporation—3.3%
2,247,546		3.500%, 11/1/2047	2,326,000
1,404,258		4.000%, 9/1/2047	1,469,608
462,156		4.000%, 11/1/2047	483,664
		TOTAL	4,279,272
		Federal National Mortgage Association—7.0%
1,112,336		3.000%, 8/1/2023	1,140,611
1,693,329		4.000%, 12/1/2047	1,775,413
484,582		4.000%, 2/1/2048	507,738
515,013		4.000%, 2/1/2048	539,946
3,457,718		4.000%, 3/1/2048	3,615,389
1,295,175		4.000%, 3/1/2048	1,354,234
144,813		5.000%, 1/1/2024	150,800
		TOTAL	9,084,131
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,899,769)	13,363,403
		U.S. TREASURIES—7.7%
		U.S. Treasury Notes—7.7%
4,000,000	[1]	United States Treasury Floating Rate Notes, 2.179% (91-day T-Bill +0.220%), 9/4/2019	3,998,554
2,000,000		United States Treasury Notes, 1.625%, 11/30/2020	1,998,110
4,000,000		United States Treasury Notes, 1.750%, 7/31/2021	4,016,731
		TOTAL U.S. TREASURIES (IDENTIFIED COST $10,004,713)	10,013,395
		INVESTMENT COMPANY—1.9%
2,419,668		Federated Government Obligations Fund, Premier Shares, 2.03%[2] (AT AMORTIZED COST)	2,419,668
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $128,781,856)[3]	129,699,141
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	610,611
		TOTAL NET ASSETS—100%	$130,309,752
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 8/31/2018	6,416,535
Purchases/Additions	72,866,901
Sales/Reductions	(76,863,768)
Balance of Shares Held 8/31/2019	2,419,668
Value	$2,419,668
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$70,526
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $128,781,864.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$57,120,357	$—	$57,120,357
Asset-Backed Security	—	707,333	—	707,333
Collateralized Mortgage Obligations	—	44,962,517	—	44,962,517
Commercial Mortgage-Backed Securities	—	1,112,468	—	1,112,468
Mortgage-Backed Securities	—	13,363,403	—	13,363,403
U.S. Treasuries	—	10,013,395	—	10,013,395
Investment Company	2,419,668	—	—	2,419,668
TOTAL SECURITIES	$2,419,668	$127,279,473	$—	$129,699,141
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout the Period)
Period Ended August 31	2019[2]
Net Asset Value, Beginning of Period	$9.67
Income From Investment Operations:
Net investment income (loss)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.02
Less Distributions:
Distributions from net investment income	(0.02)
Net Asset Value, End of Period	$9.67
Total Return[3]	0.18%
Ratios to Average Net Assets:
Net expenses	0.30%[4]
Net investment income	3.10%[4]
Expense waiver/reimbursement[5]	0.38%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,773
Portfolio turnover	35%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	35%
1	The Fund's Institutional Shares are a new class of Shares effective as of the close of business on August 2, 2019.
2	Reflects operations for the period from August 5, 2019 (commencement of operations) to August 31, 2019.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares1
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.64	$9.67	$9.69	$9.78	$9.81
Income From Investment Operations:
Net investment income (loss)	0.22	0.14	0.08	0.06	0.05
Net realized and unrealized gain (loss)	0.03	(0.03)	(0.02)	(0.09)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.11	0.06	(0.03)	0.02
Less Distributions:
Distributions from net investment income	(0.22)	(0.14)	(0.08)	(0.06)	(0.05)
Net Asset Value, End of Period	$9.67	$9.64	$9.67	$9.69	$9.78
Total Return[2]	2.61%	1.15%	0.63%	(0.35)%	0.16%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.64%	0.64%
Net investment income	2.24%	1.44%	0.82%	0.58%	0.47%
Expense waiver/reimbursement[3]	0.38%	0.33%	0.30%	0.25%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$122,537	$151,186	$226,904	$357,065	$555,017
Portfolio turnover	35%	21%	1%	19%	27%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	35%	21%	1%	19%	27%
1	Effective at the close of business on August 2, 2019, the Fund's existing Institutional Shares were re-designated as the new Service Shares and the Fund's existing Service Shares were converted into the newly re-designated Service Shares.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2019
Assets:
Investment in securities, at value including $2,419,668 of investment in an affiliated holding (identified cost $128,781,856)		$129,699,141
Cash		5,513
Income receivable		899,462
Income receivable from an affiliated holding		2,987
Receivable for shares sold		5,187
TOTAL ASSETS		130,612,290
Liabilities:
Payable for shares redeemed	$85,436
Income distribution payable	109,018
Payable for investment adviser fee (Note 5)	1,498
Payable for administrative fees (Note 5)	564
Payable for custodian fees	6,351
Payable for transfer agent fee	11,386
Payable for portfolio accounting fees	36,485
Payable for other service fees (Notes 2 and 5)	26,503
Payable for share registration costs	12,370
Accrued expenses (Note 5)	12,927
TOTAL LIABILITIES		302,538
Net assets for 13,476,106 shares outstanding		$130,309,752
Net Assets Consist of:
Paid-in capital		$131,063,911
Total distributable earnings (loss)		(754,159)
TOTAL NET ASSETS		$130,309,752
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($7,773,226 ÷ 804,251 shares outstanding), no par value, unlimited shares authorized		$9.67
Service Shares:
Net asset value per share ($122,536,526 ÷ 12,671,855 shares outstanding), no par value, unlimited shares authorized		$9.67
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended August 31, 2019
Investment Income:
Interest			$4,069,875
Dividends received from an affiliated holding*			70,526
TOTAL INCOME			4,140,401
Expenses:
Investment adviser fee (Note 5)		$829,519
Administrative fee (Note 5)		117,963
Custodian fees		17,165
Transfer agent fee		89,008
Directors'/Trustees' fees (Note 5)		8,193
Auditing fees		33,380
Legal fees		11,921
Portfolio accounting fees		105,897
Other service fees (Notes 2 and 5)		152,181
Share registration costs		54,048
Printing and postage		22,791
Miscellaneous (Note 5)		48,708
TOTAL EXPENSES		1,490,774
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(430,473)
Reimbursements of other operating expenses (Notes 2 and 5)	(112,213)
TOTAL WAIVER AND REIMBURSEMENTS		(542,686)
Net expenses			948,088
Net investment income			3,192,313
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(204,317)
Net change in unrealized appreciation of investments			629,138
Net realized and unrealized gain on investments			424,821
Change in net assets resulting from operations			$3,617,134
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended August 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,192,313	$3,040,279
Net realized gain (loss)	(204,317)	305,475
Net change in unrealized appreciation/depreciation	629,138	(1,148,505)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,617,134	2,197,249
Distributions to Shareholders:
Institutional Shares	(9,374)[1]	—
Service Shares	(3,008,168)[2]	(2,875,124)[3]
Service Shares	(197,754)[4]	(169,926)[5]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,215,296)	(3,045,050)
Share Transactions:
Proceeds from sale of shares	49,965,648	31,869,438
Net asset value of shares issued to shareholders in payment of distributions declared	1,745,911	1,923,618
Cost of shares redeemed	(83,636,848)	(118,124,910)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,925,289)	(84,331,854)
Change in net assets	(31,523,451)	(85,179,655)
Net Assets:
Beginning of period	161,833,203	247,012,858
End of period	$130,309,752	$161,833,203
1	Represents the Fund's new Institutional Shares. The total shown is for the period from August 5, 2019 (commencement of operations) to August 31, 2019.
2	Represents totals for the Fund's previously existing Institutional Shares from September 1, 2018 to August 2, 2019 and for the Fund's newly re-designated Service Shares from August 5, 2019 to August 31, 2019.
3	Represents the total for the Fund's previously existing Institutional Shares for the period from September 1, 2017 to August 31, 2018.
4	Represents the total for the Fund's previously existing Service Shares for the period from September 1, 2018 to August 2, 2019, prior to its conversion into the newly re-designated Service Shares.
5	Represents the total for the Fund's previously existing Service Shares for the period from September 1, 2017 to August 31, 2018.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
August 31, 2019
1. ORGANIZATION
Federated Adjustable Rate Securities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.
Effective at the close of business on August 2, 2019, the existing Institutional Shares were re-designated as new Service Shares, the existing Service Shares were converted into the newly re-designated Service Shares, and a new Institutional Shares class was created.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair
Annual Shareholder Report

value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $542,686 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended August 31, 2018, were from net investment income.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended August 31, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	24,373	—
Service Shares	$127,808	$(104,711)
TOTAL	$152,181	$(104,711)
Effective August 5, 2019 (commencement of operations of the new Institutional Shares), no such fee is anticipated to be incurred or charged by the new Institutional Shares of the Fund. The new Institutional Shares of the Fund will not incur or charge such fees until such time as approved by the Fund's Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 8/31/2019[1]		Year Ended 8/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	804,060	$7,767,221	—	$—
Shares issued to shareholders in payment of distributions declared	606	5,857	—	—
Shares redeemed	(415)	(4,006)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARES TRANSACTIONS	804,251	$7,769,072	—	$—

	Year Ended 8/31/2019[2]		Year Ended 8/31/2018[3]
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,333,733	$41,800,616	3,250,879	$31,351,160
Shares issued to shareholders in payment of distributions declared	161,272	1,555,708	182,687	1,762,310
Shares redeemed	(7,507,588)	(72,368,678)	(11,203,030)	(108,053,937)
NET CHANGE RESULTING FROM SERVICE SHARES TRANSACTIONS	(3,012,583)	$(29,012,354)	(7,769,464)	$(74,940,467)

	Year Ended 8/31/2019[4]		Year Ended 8/31/2018[5]
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	41,310	$397,811	53,785	$518,278
Shares issued to shareholders in payment of distributions declared	19,116	184,346	16,720	161,308
Shares redeemed	(1,165,216)	(11,264,164)	(1,044,684)	(10,070,973)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,104,790)	$(10,682,007)	(974,179)	$(9,391,387)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,313,122)	$(31,925,289)	(8,743,643)	$(84,331,854)
1	Represents the Fund's new Institutional Shares. The totals shown are for the period from August 5, 2019 to August 31, 2019.
2	Represents totals for the Fund's previously existing Institutional Shares from September 1, 2018 to August 2, 2019 and for the Fund's newly re-designated Service Shares from August 5, 2019 to August 31, 2019.
3	Represents the total for the Fund's previously existing Institutional Shares for the period from September 1, 2017 to August 31, 2018.
4	Represents the total for the Fund's previously existing Service Shares for the period from September 1, 2018 to August 2, 2019, prior to its conversion into the newly re-designated Service Shares.
5	Represents the total for the Fund's previously existing Service Shares for the period from September 1, 2017 to August 31, 2018.
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards.
For the year ended August 31, 2019, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(2,566)	$2,566
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income	$3,215,296	$3,045,050
As of August 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$18,402
Net unrealized appreciation	$917,277
Capital loss carryforwards	$(1,689,838)
At August 31, 2019, the cost of investments for federal tax purposes was $128,781,864. The net unrealized appreciation of investments for federal tax purposes was $917,277. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,304,665 and net unrealized depreciation from investments for those securities having an excess of cost over value of $387,388.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions.
At August 31, 2019, the Fund had a capital loss carryforward of $1,689,838 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,335,541	$354,297	$1,689,838
Capital loss carryforwards of $2,566 expired during the year ended August 31, 2019.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
Effective August 5, 2019, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to August 5, 2019, the annual advisory fee was 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2019, the Adviser voluntarily waived $428,310 of its fee and voluntarily reimbursed $7,502 of other operating expenses..
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended August 31, 2019, the Adviser reimbursed $2,163.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2019, the annualized fee paid to FAS was 0.086% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
Prior to August 5, 2019 (commencement of operations of the Fund's new Service Shares), the Fund adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund compensates Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's previously existing Service Shares to finance activities intended to result in the sale of the shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customer purchase shares. For the year ended August 31, 2019, the Fund's previously existing Service Shares did not incur a distribution services fee.
The Fund's newly re-designated Service Shares are not subject to the Plan.
Other Service Fees
For the year ended August 31, 2019, FSSC received $553 and reimbursed $104,711 of the other service fees disclosed in Note 2.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.30% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2019, were as follows:
Purchases	$11,872,703
Sales	$21,025,497
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized.
As of August 31, 2019, the Fund had no outstanding loans. During the year ended August 31, 2019, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2019, there were no outstanding loans. During the year ended August 31, 2019, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To The Board of Trustees and Shareholders of Federated Adjustable Rate Securities Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Adjustable Rate Securities Fund (the “Fund”), as of August 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years, or periods, in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years, or periods, in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2019, by correspondence with custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
October 24, 2019
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2019 to August 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2019	Ending Account Value 8/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.80	$0.22[2]
Service Shares	$1,000	$1,014.90	$3.25[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.70	$1.53[2]
Service Shares	$1,000	$1,022.00	$3.26[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.30%
Service Shares	0.64%
2	“Actual” expense information for the Fund's new Institutional Shares is for the period from August 5, 2019 (commencement of operations) to August 31, 2019. Actual expenses are equal to the Fund's annualized net expense ratio of 0.30%, multiplied by 27/365 (to reflect the period from the commencement of operations to August 31, 2019). “Hypothetical” expense information for the Fund's new Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.79 and $2.80, respectively.
Annual Shareholder Report

Board of Trustees and Fund Officers
The Board of Trustees is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Fund comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: April 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Adjustable Rate Securities Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall
Annual Shareholder Report

expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective August 2, 2019.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance
Annual Shareholder Report

when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Annual Shareholder Report

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2019, the Board approved a reduction of 30 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Annual Shareholder Report

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Adjustable Rate Securities Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314082306
CUSIP 314082108
28996 (10/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $33,380

Fiscal year ended 2018 - $33,380

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2019 - $25,496

Fiscal year ended 2018 - $8,181

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firm, KPMG LLP (“KPMG”), has the ability to exercise objective and impartial judgment on all issues encompassed within its audit services. KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In its required communications to the Audit Committee of the registrant’s Board, KPMG informed the Audit Committee that KPMG and/or covered person professionals within KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies audited by KPMG (collectively, the “KPMG Funds”).

KPMG informed the Audit Committee that KPMG believes that these lending relationships described above do not and will not impair KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that KPMG has been and is capable of objective and impartial judgment on all issues encompassed within KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period. The SEC’s amendments to the Loan Rule as codified in Federal Register Version (84 FR 32040) were effective October 3, 2019, and based on an analysis conducted after reasonable inquiry, the registrant has not identified any beneficial owners of the Fund’s equity securities where such beneficial owner has significant influence over the Fund. The operating and financial policies relevant to the significant influence test would include the Fund’s investment policies and day to day portfolio management process, including those governing the selection, purchase and sale, and valuation of investments, and the distribution of income and capital gains.

If it were to be determined that the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the KPMG Funds.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2019